UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04014

(Exact name of registrant as specified in charter):	Meridian Fund, Inc.

(Address of principal executive offices):	60 E. Sir Francis Drake Blvd
Ste. #306
Larkspur, CA. 94939

(Name and address of agent for service):	Gregg B. Keeling
60 E. Sir Francis Drake Blvd
Ste. #306
Larkspur, CA. 94939

Registrant’s telephone number:	(415) 461-8770

Date of fiscal year end:	June 30, 2013

Date of reporting period:	September 30, 2012

ITEM 1 — SCHEDULE OF INVESTMENTS

Meridian Equity Income Fund

Schedule of Investments

September 30, 2012 (Unaudited)

	Shares	Value

COMMON STOCKS - 96.5%

AEROSPACE & DEFENSE - 2.0%
Lockheed Martin Corp.	5,800	$541,604

AIR FREIGHT & LOGISTICS - 1.8%
United Parcel Service, Inc. Class B	6,815	487,750

ASSET MANAGEMENT & CUSTODY BANKS - 1.8%
BlackRock, Inc.	2,700	481,410

BANKING-COMMERCIAL - 1.9%
Bank of Hawaii Corp.	11,100	506,382

BANKING-REGIONAL BANKS - 1.9%
Cullen/Frost Bankers, Inc.	9,000	516,870

BREWERS - 2.0%
Molson Coors Brewing Co. Class B	11,900	536,095

CHEMICALS-DIVERSIFIED - 1.8%
EI du Pont de Nemours & Co.	9,780	491,641

CHEMICALS-SPECIALTY - 2.4%
RPM International, Inc.	22,000	627,880

COMPUTER HARDWARE - 1.7%
Diebold, Inc.	13,200	444,972

CONSTRUCTION & ENGINEERING - 1.7%
Mine Safety Appliances Co.	12,000	447,240

CONSUMER PRODUCTS-HOUSEHOLD - 2.3%
Kimberly-Clark Corp.	7,050	604,749

	Shares	Value

DATA PROCESSING & OUTSOURCED SERVICES - 2.0%
Paychex, Inc.	16,400	$545,956

DISTRIBUTION & WHOLESALE - 1.8%
Genuine Parts Co.	7,785	475,119

DIVERSIFIED FINANCIAL SERVICES - 1.8%
Broadridge Financial Solutions, Inc.	20,800	485,264

ELECTRICAL COMPONENTS & EQUIPMENT - 1.9%
Emerson Electric Co.	10,700	516,489

ELECTRONIC EQUIPMENT MANUFACTURING - 1.9%
Molex, Inc.	19,500	512,460

ENERGY - 3.6%
Chevron Corp.	4,700	547,832
Enbridge Energy Partners LP	14,000	412,160

		959,992

FOOD - 1.9%
Flowers Foods, Inc.	25,500	514,590

FOOD DISTRIBUTORS - 2.0%
SYSCO Corp.	17,200	537,844

HEALTH CARE PRODUCTS - 4.3%
Abbott Laboratories	9,400	644,464
Baxter International, Inc.	8,600	518,236

		1,162,700

HEALTH CARE TECHNOLOGY - 2.0%
Medtronic, Inc.	12,500	539,000

HOUSEHOLD-HOME FURNISHINGS - 2.1%
Leggett & Platt, Inc.	22,825	571,766

See accompanying notes to Schedule of Investments.

Meridian Equity Income Fund

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

	Shares	Value

COMMON STOCKS (continued)

HYPERMARKETS & SUPER CENTERS - 2.2%
Wal-Mart Stores, Inc.	7,915	$584,127

INDUSTRIAL MACHINERY - 1.9%
Eaton Corp.	10,740	507,572

INSURANCE BROKERS - 1.6%
Marsh & McLennan Companies, Inc.	12,200	413,946

LEISURE & AMUSEMENT - 2.2%
Carnival Corp.	16,300	593,972

MEDIA - 4.3%
Meredith Corp.	14,800	518,000
Time Warner, Inc.	14,000	634,620

		1,152,620

METALS - 2.2%
Newmont Mining Corp.	10,500	588,105

MULTI-UTILITIES - 1.9%
Integrys Energy Group, Inc.	9,840	513,648

OIL & GAS-STORAGE & TRANSPORTATION - 1.8%
Spectra Energy Corp.	16,400	481,504

PACKAGING - 1.7%
Greif, Inc. Class A	9,900	437,382

PAPER & FOREST PRODUCTS - 2.0%
International Paper Co.	14,300	519,376

PAPER & PACKAGING - 1.7%
Sonoco Products Co.	14,500	449,355

	Shares	Value

PHARMACEUTICALS - 2.0%
Johnson & Johnson	7,885	$543,355

RAILROADS - 1.6%
Norfolk Southern Corp.	6,800	432,684

REITS-DIVERSIFIED - 1.8%
Digital Realty Trust, Inc. REIT	6,800	474,980

RESTAURANTS - 1.8%
McDonald's Corp.	5,065	464,714

RETAIL - 2.0%
Hasbro, Inc.	13,900	530,563

RETAIL - DRUG STORE - 2.1%
Walgreen Co.	15,400	561,176

SEMICONDUCTORS - 3.4%
Intel Corp.	18,100	410,508
Linear Technology Corp.	15,800	503,230

		913,738

SOFT DRINKS - 2.1%
Coca-Cola Co. (The)	15,080	571,984

SOFTWARE & SERVICES - 3.8%
CA, Inc.	19,700	507,570
Microsoft Corp.	17,295	515,045

		1,022,615

STEEL - 1.6%
Nucor Corp.	11,410	436,547

TELECOMMUNICATION SERVICES- INTEGRATED - 2.2%
AT&T, Inc.	15,680	591,136

See accompanying notes to Schedule of Investments.

Meridian Equity Income Fund

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

	Shares	Value

COMMON STOCKS (continued)

TOBACCO - 2.0%
Reynolds American, Inc.	12,150	$526,581

TOTAL INVESTMENTS - 96.5% (Cost $22,743,713)		25,819,453

CASH AND OTHER ASSETS, LESS LIABILITIES - 3.5%		943,684

NET ASSETS - 100.0%		$26,763,137

REIT - Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

Meridian Growth Fund

Schedule of Investments

September 30, 2012 (Unaudited)

	Shares	Value

COMMON STOCKS - 93.1%

AIR FREIGHT & LOGISTICS - 1.4%
Expeditors International of Washington, Inc.	874,660	$31,802,638

AUTOMOTIVE WHOLESALE SERVICES - 2.1%
LKQ Corp.*	2,578,000	47,693,000

BANKING-COMMERCIAL - 5.2%
Bank of Hawaii Corp.	1,153,030	52,601,229
CVB Financial Corp. .	879,495	10,501,170
East West Bancorp, Inc.	2,652,555	56,021,961

		119,124,360

BROKERAGE & MONEY MANAGEMENT - 4.4%
Affiliated Managers Group, Inc.*	459,990	56,578,770
LPL Financial Holdings, Inc.	1,517,690	43,314,873

		99,893,643

BUILDING PRODUCTS - 2.5%
Valspar Corp.	1,021,000	57,278,100

CELLULAR COMMUNICATIONS - 3.2%
SBA Communications Corp. Class A*	1,177,210	74,046,509

CHEMICALS-SPECIALTY - 1.4%
RPM International, Inc.	1,095,125	31,254,868

CONSUMER SERVICES - 2.0%
Rollins, Inc.	1,986,157	46,456,212

DISTRIBUTION & WHOLESALE - 2.3%
Watsco, Inc.	531,330	40,269,501
World Fuel Services Corp.	313,000	11,145,930

		51,415,431

	Shares	Value

ELECTRONIC EQUIPMENT MANUFACTURING - 2.5%
AMETEK, Inc.	1,583,769	$56,144,611

ENERGY - 6.1%
Continental Resources, Inc.*	575,650	44,267,485
Core Laboratories NV (Netherlands)	234,965	28,543,548
FMC Technologies, Inc.*	580,945	26,897,753
Noble Energy, Inc.	437,950	40,602,345

		140,311,131

ENVIRONMENTAL FACILITIES & SERVICES - 0.9%
Stericycle, Inc.*	239,600	21,688,592

FLOORING & CARPETS - 2.0%
Mohawk Industries, Inc.*	563,355	45,079,667

FURNITURE & FIXTURES - 1.3%
Herman Miller, Inc.	1,541,725	29,971,134

HEALTH CARE INFORMATION SERVICES - 2.3%
Cerner Corp.*	692,710	53,622,681

HEALTH CARE PRODUCTS - 5.0%
DENTSPLY International, Inc.	1,451,890	55,375,085
Edwards Lifesciences Corp.*	547,050	58,736,758

		114,111,843

HEALTH CARE TECHNOLOGY - 1.9%
IDEXX Laboratories, Inc.*	427,500	42,472,125

INDUSTRIAL - 1.0%
Woodward, Inc.	705,800	$23,983,084

See accompanying notes to Schedule of Investments.

Meridian Growth Fund

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

	Shares	Value

COMMON STOCKS (continued)

INDUSTRIAL CONGLOMERATES - 2.3%
Pall Corp.	821,810	$52,176,717

INDUSTRIAL SERVICES - 1.2%
Ritchie Bros. Auctioneers, Inc. (Canada)	816,205	15,695,622
Waste Connections, Inc.	364,800	11,035,200

		26,730,822

INSURANCE BROKERS - 3.2%
Brown & Brown, Inc.	2,788,015	72,683,551

LEISURE & AMUSEMENT - 1.2%
Royal Caribbean Cruises, Ltd.	925,050	27,945,761

PHARMACEUTICALS - 0.5%
Perrigo Co.	97,700	11,349,809

REAL ESTATE MANAGEMENT & SERVICES - 2.0%
Jones Lang LaSalle, Inc.	592,195	45,214,088

RESTAURANTS - 3.2%
Arcos Dorados Holdings, Inc. Class A (Argentina)	2,329,330	35,941,562
Cracker Barrel Old Country Store, Inc.	544,873	36,566,427

		72,507,989

RETAIL - 14.8%
AutoZone, Inc.*	69,000	25,507,230
Bed Bath & Beyond, Inc.*	769,800	48,497,400
CarMax, Inc.*	986,395	27,914,978
Coach, Inc.	656,770	36,792,255
DSW, Inc.	383,900	25,613,808
Dollar Tree, Inc.*	69,000	3,332,010

	Shares	Value

RETAIL (continued)
Family Dollar Stores, Inc.	751,000	$49,791,300
Mattel, Inc.	1,249,205	44,321,793
PetSmart, Inc.	855,815	59,034,119
Tumi Holdings, Inc.*	759,900	17,888,046

		338,692,939

TECHNOLOGY - 7.9%
Autodesk, Inc.*	1,051,480	35,087,888
Open Text Corp.* (Canada)	675,150	37,227,771
Trimble Navigation, Ltd.*	1,215,795	57,944,790
Zebra Technologies Corp. Class A*	1,359,073	51,019,600

		181,280,049

TECH-SOFTWARE - 7.8%
ANSYS, Inc.*	172,100	12,632,140
Blackbaud, Inc.	242,400	5,798,208
Citrix Systems, Inc.*	590,505	45,214,968
MICROS Systems, Inc.*	576,955	28,340,030
Solera Holdings, Inc.	1,047,365	45,947,902
Teradata Corp.*	540,300	40,744,023

		178,677,271

TRUCKING - 1.5%
J.B. Hunt Transport Services, Inc.	642,355	33,428,154

TOTAL COMMON STOCKS - 93.1% (Cost $1,688,598,470)		2,127,036,779

U.S. GOVERNMENT OBLIGATIONS - 2.6%
U.S. Treasury Bill @ .102%** due 10/25/12 (Face Value $45,000,000)		44,996,750
U.S. Treasury Bill @ .099%** due 12/20/12 (Face Value $15,000,000)		14,997,330

See accompanying notes to Schedule of Investments.

Meridian Growth Fund

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

Value

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $59,993,402)	$59,994,080

TOTAL INVESTMENTS - 95.7% (Cost $1,748,591,872)	2,187,030,859

CASH AND OTHER ASSETS, LESS LIABILITIES - 4.3%	97,647,008

NET ASSETS - 100.0%	$2,284,677,867

*	Non-income producing securities

**	Annualized yield at date of purchase

See accompanying notes to Schedule of Investments.

Meridian Value Fund

Schedule of Investments

September 30, 2012 (Unaudited)

	Shares	Value

COMMON STOCKS - 92.5%

AEROSPACE & DEFENSE - 1.4%
Orbital Sciences Corp.*	645,400	$9,397,024

AGRICULTURE - 2.0%
Monsanto Co.	152,100	13,844,142

AIR FREIGHT & LOGISTICS - 0.6%
UTi Worldwide, Inc.	296,400	3,992,508

APPAREL - 2.2%
Gildan Activewear, Inc. (Canada)	272,500	8,632,800
Maidenform Brands, Inc.*	329,300	6,744,064

		15,376,864

AUTOMOTIVE WHOLESALE SERVICES - 3.0%
LKQ Corp.*	1,110,400	20,542,400

BANKING - 1.0%
Wells Fargo & Co.	207,000	7,147,710

BANKING COMMERCIAL - 1.2%
Associated Banc-Corp.	646,600	8,515,722

BROKERAGE & MONEY MANAGEMENT - 1.9%
KBW, Inc.	784,600	12,922,362

BUSINESS SERVICES - 1.5%
Cintas Corp.	251,200	10,412,240

CONSULTING SERVICES - 2.2%
Huron Consulting Group, Inc.*	434,700	15,136,254

DIVERSIFIED FINANCIAL SERVICES - 7.6%
Broadridge Financial Solutions, Inc.	910,400	21,239,632
Equifax, Inc.	371,000	17,281,180
Heartland Payment Systems, Inc.	436,600	13,831,488

		52,352,300

	Shares	Value

DIVERSIFIED OPERATIONS - 0.6%
Koninklijke Philips Electronics N.V. (Netherlands)	186,400	$4,371,080

ENERGY - 4.7%
Apache Corp.	131,000	11,327,570
EOG Resources, Inc.	129,000	14,454,450
Ultra Petroleum Corp.*	303,700	6,675,326

		32,457,346

FOOD - 2.0%
Flowers Foods, Inc.	376,300	7,593,734
Lancaster Colony Corp.	80,600	5,903,950

		13,497,684

HEALTH CARE PRODUCTS - 2.1%
Haemonetics Corp.*	177,300	14,219,460

HEALTH CARE SERVICES - 2.3%
ICON Plc ADR* (Ireland)	642,200	15,650,414

HOME IMPROVEMENT RETAIL - 2.0%
Sherwin-Williams Co. (The)	91,100	13,565,701

HOUSEHOLD APPLIANCES - 2.0%
Stanley Black & Decker, Inc.	177,790	13,556,487

INDUSTRIAL - 5.1%
Aecon Group, Inc. (Canada)	540,600	6,637,211
Flowserve Corp.	125,300	16,005,822
Lennox International, Inc.	251,200	12,148,032

		34,791,065

INDUSTRIAL SERVICES - 3.3%
Ritchie Bros. Auctioneers, Inc. (Canada)	445,100	8,559,273
W.W. Grainger, Inc.	65,700	13,689,909

		22,249,182

See accompanying notes to Schedule of Investments.

Meridian Value Fund

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

	Shares	Value

COMMON STOCKS (continued)

LEISURE & AMUSEMENT - 8.0%
Bally Technologies, Inc.*	310,700	$15,345,473
Carnival Corp.	425,000	15,487,000
International Speedway Corp. Class A.	361,700	10,261,429
Polaris Industries, Inc.	172,550	13,954,118

		55,048,020

METALS - 2.5%
Newmont Mining Corp.	304,000	17,027,040

OFFICE SERVICES & SUPPLIES - 2.5%
Steelcase, Inc. Class A.	1,713,900	16,881,915

PHARMACEUTICALS - 2.0%
BioMarin Pharmaceutical, Inc.*	336,800	13,562,936

RAILROADS - 4.8%
GATX Corp.	402,900	17,099,076
Union Pacific Corp.	131,800	15,644,660

		32,743,736

REAL ESTATE - 1.8%
Alexander & Baldwin, Inc.*	411,200	12,142,736

RESTAURANTS - 1.1%
Denny's Corp.*	1,508,600	7,316,710

RETAIL - 5.1%
Aeropostale, Inc.*	533,600	7,219,608
Costco Wholesale Corp.	161,900	16,210,238
Mattel, Inc.	331,800	11,772,264

		35,202,110

SEMICONDUCTORS - 1.4%
Power Integrations, Inc.	311,800	9,488,074

	Shares	Value

STORAGE - 1.0%
Mobile Mini, Inc.*	409,400	$6,841,074

TECHNOLOGY - 8.1%
Autodesk, Inc.*	299,300	9,987,641
Brocade Communications Systems, Inc.*	1,760,100	10,410,992
eBay, Inc.*	274,800	13,303,068
Verint Systems, Inc.*	362,800	9,955,232
Zebra Technologies Corp. Class A*	306,700	11,513,518

		55,170,451

TECH-SOFTWARE - 1.4%
Citrix Systems, Inc.*	126,750	9,705,248

TRANSPORTATION - 1.4%
Matson, Inc.	460,900	9,637,419

UTILITIES - 2.7%
Hawaiian Electric Industries, Inc.	699,375	18,400,556

TOTAL COMMON STOCKS - 92.5%
(Cost $499,858,427)		633,165,970

U.S. GOVERNMENT OBLIGATIONS - 1.5%
U.S. Treasury Bill @ .099%** due 12/20/12 (Face Value $10,000,000)		9,998,220

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost $9,997,768)		9,998,220

TOTAL INVESTMENTS - 94.0%
(Cost $509,856,195)		643,164,190

See accompanying notes to Schedule of Investments.

Meridian Value Fund

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

Value

CASH AND OTHER ASSETS, LESS LIABILITIES - 6.0%	$41,262,383

NET ASSETS - 100.0%	$684,426,573

ADR - American Depositary Receipt

*	Non-income producing securities

**	Annualized yield at date of purchase

See accompanying notes to Schedule of Investments.

Meridian Fund, Inc.

Notes to Schedules of Investments

September 30, 2012 (Unaudited)

1.	Investment Valuation: Marketable securities are valued at the closing price or last sales price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the last reported bid price. Securities and other assets for which reliable market quotations are not readily available or for which a significant event has occurred since the time of the most recent market quotation, will be valued at their fair value as determined by Aster Investment Management Company, Inc. under the guidelines established by, and under the general supervision and responsibility of, the Funds’ Board of Directors. Short-term debt securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and asked prices. Short-term debt securities with 60 days or less to maturity are valued at amortized cost which approximates fair market value.

2.	Fair Value Measurements: As described in Note 1 above, the Funds utilize various methods to determine and measure the fair value of investment securities on a recurring basis. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – quoted prices in active markets for identical securities;

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

Level 3 – significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The summary of inputs used to value the Funds’ securities as of September 30, 2012 is as follows:

Valuation Inputs	Meridian Equity Income Fund	Meridian Growth Fund	Meridian Value Fund
Level 1 – Quoted Prices*	$25,819,453	$2,127,036,779	$633,165,970
Level 2 – Other Significant Observable Inputs**	—	59,994,080	9,998,220
Level 3 – Significant Unobservable Inputs	—	—	—

Total Market Value of Investments	$22,743,713	$2,187,030,859	$643,164,190

*	Level 1 investments are comprised of common stock with industry classifications as defined on the Schedule of Investments.

**	Level 2 investments are limited to U.S. Treasury Securities.

Meridian Fund, Inc.

Notes to Schedules of Investments (continued)

September 30, 2012 (Unaudited)

During the period ended September 30, 2012 there were no transfers between levels.

3.	Federal Income Tax Information: The aggregate cost of investments, unrealized appreciation and depreciation which are book figures that approximate federal income tax basis, were as follows:

	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Meridian Equity Income Fund	$22,743,713	$3,453,821	$(378,081)	$3,075,740
Meridian Growth Fund	1,748,591,872	483,884,599	(45,445,612)	438,438,987
Meridian Value Fund	509,856,195	152,479,932	(19,171,937)	133,307,995

ITEM 2 — CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b)	There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3 — EXHIBITS

(a)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

Filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Meridian Fund, Inc.

By:	/s/ Gregg B. Keeling
Gregg B. Keeling
Acting President

Date: November 7, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Gregg B. Keeling
Gregg B. Keeling
CFO & Treasurer

Date: November 7, 2012

By:	/s/ Gregg B. Keeling
Gregg B. Keeling
Acting President

Date: November 7, 2012